                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02482

                             Van Kampen Reserve Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
--------------------------------------------------------------------------------
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/05

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Reserve Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 5/31/05

                               A SHARES             B SHARES                C SHARES
                             since 7/12/74       since 4/18/95           since 4/18/95
------------------------------------------------------------------------------------------
                                                            W/MAX                   W/MAX
                                                            4.00%                   1.00%
AVERAGE ANNUAL                 W/O SALES      W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS                   CHARGES        CHARGES     CHARGE      CHARGES     CHARGE

Since Inception                  6.19%          2.85%       2.85%       2.65%       2.65%

10-year                          3.29           2.83        2.83        2.63        2.63

5-year                           1.89           1.31        1.02        1.37        1.37

1-year                           1.11           0.59       -3.41        0.64       -0.36
------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return includes a contingent deferred sales charge of 4.00 percent for Class B shares (in the first and second year and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.15 percent for Class A shares and up to 0.90 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

Fund Report

FOR THE 12-MONTH PERIOD ENDED MAY 31, 2005

Van Kampen Reserve Fund is managed by Dale Albright, Executive Director, and Michael Davey, Vice President.(1)

MARKET CONDITIONS

During the 12-month period ended May 31, 2005, many economic trends remained relatively strong, despite higher money market rates. Job growth stayed firm throughout the 12-month period and inflationary pressures--a potential sign of a strengthening economy--increased somewhat over the past several months. However, there were also signs of weakness. The ISM Manufacturing Index, while still above 50 (a level that indicates increasing factory activity), fell for the final six consecutive months of the reporting period, and the index of leading economic indicators contracted monthly since January 2005.

U.S. economic growth, although remaining strong, began to slow somewhat in the later half of the fund's annual reporting period. Gross domestic product expanded by 4.0 percent in the third quarter of 2004, and then slowed to 3.8 percent in the fourth quarter and 3.5 percent in the first quarter of 2005.

In response to the strengthening economy, the Federal Open Market Committee (the
Fed) raised the federal funds target rate eight times during the fund's past fiscal year, to stand at 3.00 percent at the end of the reporting period. The Fed continued to indicate that future increases would come at a "measured pace," and its risk assessment remained balanced. However, the Fed also expressed a growing concern about rising prices and inflationary pressures.

(1)Team members may change without notice from time to time.
 2

PERFORMANCE ANALYSIS

For the 12-month period ended May 31, 2005, the Fund's Class A shares provided a total return of 1.11 percent. For the seven-day period ended May 31, 2005, the fund provided an annualized yield of 2.07 percent, while its 30-day average annualized yield was 2.04 percent for Class A shares.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED MAY 31, 2005

---------------------------------------
      CLASS A   CLASS B   CLASS C

       1.11%     0.59%     0.64%
---------------------------------------

THE PERFORMANCE FOR THE THREE SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

As of the end of the period, the fund had net assets of $534 million. The average maturity of the portfolio was 25 days.

Throughout the reporting period, the fund continued to seek high liquidity and preservation of capital while generating a yield reflecting prevailing money market conditions. To do this, the management team continued its long standing policy of purchasing only high quality, very liquid, money market securities.

PORTFOLIO COMPOSITION AS OF 5/31/05         CREDIT RATINGS AS OF 5/31/05
Commercial Paper              64.1%         A-1+                            92.3%
Floating Rate Notes           25.1          A-1                               7.7
Certificates of Deposit        7.5
U.S. Government
Agency Obligations             3.4

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charge on redemptions of Class B and C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/04 - 5/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  12/1/04          5/31/05       12/1/04-5/31/05
Class A
  Actual.....................................    $1,000.00        $1,008.17           $4.86
  Hypothetical...............................     1,000.00         1,020.13            4.89
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,005.17            7.85
  Hypothetical...............................     1,000.00         1,017.13            7.90
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,005.69            7.35
  Hypothetical...............................     1,000.00         1,017.63            7.39
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of .97%, 1.57%, 1.47% for Class A, B, and C Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.
 6

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 26, 2005, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, all relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving a change in the advisory fee rate effective November 1, 2004. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, a performance committee of the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of a special ad hoc committee of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and it affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005

PAR                                                                   YIELD ON
AMOUNT                                                     MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                       DATE     PURCHASE       COST
---------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  64.4%
$ 20,000   American Express Credit Corp. ................  06/30/05     3.035%   $ 19,951,345
  20,000   American General Finance Corp. ...............  06/15/05     2.962      19,977,133
  10,000   American Honda Finance Corp. .................  07/13/05     3.149       9,964,300
  11,555   American Honda Finance Corp. .................  08/03/05     3.076      11,491,708
  10,000   Banque Generale Du Luxembourg.................  06/23/05     3.015       9,981,667
  20,000   DaimlerChrysler Revolving Auto Conduit LLC....  06/20/05     2.995      19,968,544
  20,000   Du Pont (E.I.) De Nemours & Co. ..............  06/13/05     2.934      19,980,533
  20,000   FCAR Owner Trust Ser I........................  07/08/05     3.063      19,937,511
  20,000   General Electric Capital Corp. ...............  07/12/05     3.096      19,929,844
  20,000   HSBC Finance Corp. ...........................  06/20/05     2.982      19,968,756
  20,000   LaSalle Bank Corp. ...........................  08/29/05     3.225      19,842,272
  20,000   MetLife Funding, Inc. ........................  06/24/05     3.033      19,961,411
  20,000   Mortgage Interest Networking Trust............  06/24/05     3.035      19,961,411
  20,000   New Center Asset Trust........................  07/18/05     3.146      19,918,272
  20,000   Northern Trust Corp. .........................  06/29/05     3.016      19,953,333
  20,000   Siemens Corp. ................................  06/03/05     2.924      19,996,767
  20,000   Spintab SwedMortgage AB.......................  07/01/05     3.053      19,949,500
  19,000   Toyota Motor Credit Corp. ....................  07/20/05     3.116      18,919,831
  14,000   UBS AG........................................  06/01/05     3.040      14,000,000
                                                                                 ------------
           TOTAL COMMERCIAL PAPER.............................................    343,654,138
                                                                                 ------------

           FLOATING RATE NOTES  25.1%
  20,000   Bank of America, NA...........................  12/09/05     2.065      20,000,000
  21,150   Citigroup, Inc. ..............................  09/01/05     1.830      21,153,688
  10,000   Credit Agricole S.A. .........................  08/23/05     1.535       9,999,063
  20,000   Credit Lyonnais...............................  09/19/05     1.535      19,997,670
  10,000   Fortis Bank...................................  09/01/05     1.422       9,999,137
  10,000   Royal Bank of Scotland PLC....................  03/15/06     3.014       9,997,059
  20,000   Societe Generale..............................  08/10/05     1.671      19,999,003
   8,000   Toyota Motor Credit Corp. ....................  07/19/05     1.960       8,001,373
  15,000   Wells Fargo & Co. ............................  03/03/06     3.093      15,015,706
                                                                                 ------------
           TOTAL FLOATING RATE NOTES..........................................    134,162,699
                                                                                 ------------

           CERTIFICATES OF DEPOSIT  7.5%
  20,000   First Bank, TN................................  07/25/05     3.140      20,000,000
  20,000   Norinchukin Bank, NY..........................  06/01/05     2.940      20,000,000
                                                                                 ------------
           TOTAL CERTIFICATES OF DEPOSIT......................................     40,000,000
                                                                                 ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2005 continued

PAR                                                                   YIELD ON
AMOUNT                                                     MATURITY   DATE OF     AMORTIZED
(000)      DESCRIPTION                                       DATE     PURCHASE       COST
---------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY OBLIGATIONS  3.4%
$  8,300   Federal Home Banks............................  06/01/05     2.980%   $  8,300,000
  10,000   Federal Home Loan Mortgage Corp. .............  06/28/05     2.650       9,980,125
                                                                                 ------------
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS...........................     18,280,125
                                                                                 ------------
TOTAL INVESTMENTS  100.4% (a).................................................    536,096,962
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%).................................     (2,068,912)
                                                                                 ------------

NET ASSETS  100.0%............................................................   $534,028,050
                                                                                 ============

Percentages are calculated as a percentage of net assets.

(a) At May 31, 2005, cost is identical for both book and federal income tax purposes.

See Notes to Financial Statements                                             11

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2005

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $536,096,962
Receivables:
  Fund Shares Sold..........................................       930,741
  Interest..................................................       642,156
Other.......................................................       173,525
                                                              ------------
    Total Assets............................................   537,843,384
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................     2,378,594
  Distributor and Affiliates................................       453,627
  Custodian Bank............................................       334,249
  Investment Advisory Fee...................................       191,098
  Income Distributions......................................        29,080
Trustees' Deferred Compensation and Retirement Plans........       217,061
Accrued Expenses............................................       211,625
                                                              ------------
    Total Liabilities.......................................     3,815,334
                                                              ------------
NET ASSETS..................................................  $534,028,050
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $534,049,145
Accumulated Undistributed Net Investment Income.............        10,211
Accumulated Net Realized Loss...............................       (31,306)
                                                              ------------
NET ASSETS..................................................  $534,028,050
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value, offering price and redemption price per
    share (Based on net assets of $370,291,173 and
    370,343,085 shares of beneficial interest issued and
    outstanding)............................................  $       1.00
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $133,231,797 and 133,243,230 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $30,505,080 and 30,530,151 shares of
    beneficial interest issued and outstanding).............  $       1.00
                                                              ============

 12                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended May 31, 2005

INVESTMENT INCOME:
Interest....................................................  $12,195,167
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    2,475,537
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $586,381, $1,527,350 and $316,058,
  respectively).............................................    2,429,789
Shareholder Services........................................    1,959,616
Custody.....................................................       91,763
Legal.......................................................       47,048
Trustees' Fees and Related Expenses.........................       30,841
Other.......................................................      389,493
                                                              -----------
    Total Expenses..........................................    7,424,087
    Expense Reduction.......................................      533,385
    Less Credits Earned on Cash Balances....................       53,889
                                                              -----------
    Net Expenses............................................    6,836,813
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,358,354
                                                              ===========
NET REALIZED LOSS...........................................  $      (255)
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 5,358,099
                                                              ===========

See Notes to Financial Statements                                             13

VAN KAMPEN RESERVE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                              FOR THE           FOR THE
                                                            YEAR ENDED        YEAR ENDED
                                                           MAY 31, 2005      MAY 31, 2004
                                                           --------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................  $   5,358,354    $     1,408,268
Net Realized Loss........................................           (255)               -0-
                                                           -------------    ---------------
Change in Net Assets from Operations.....................      5,358,099          1,408,268
                                                           -------------    ---------------

Distributions from Net Investment Income:
  Class A Shares.........................................     (4,296,257)        (1,174,573)
  Class B Shares.........................................       (874,478)          (151,995)
  Class C Shares.........................................       (201,897)          (119,063)
                                                           -------------    ---------------
Total Distributions......................................     (5,372,632)        (1,445,631)
                                                           -------------    ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......        (14,533)           (37,363)
                                                           -------------    ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................    451,107,359        898,374,784
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................      5,372,632          1,445,631
Cost of Shares Repurchased...............................   (640,401,453)    (1,089,238,322)
                                                           -------------    ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......   (183,921,462)      (189,417,907)
                                                           -------------    ---------------
TOTAL DECREASE IN NET ASSETS.............................   (183,935,995)      (189,455,270)
NET ASSETS:
Beginning of the Period..................................    717,964,045        907,419,315
                                                           -------------    ---------------
End of the Period (Including accumulated undistributed
  net investment income of $10,211 and $16,740,
  respectively)..........................................  $ 534,028,050    $   717,964,045
                                                           =============    ===============

 14                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS A SHARES                                 ----------------------------------------------
                                                2005      2004      2003      2002      2001
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ------    ------    ------    ------    ------
  Net Investment Income......................     .01       -0-(a)    .01       .02       .05
  Less Distributions from
    Net Investment Income....................     .01       -0-(a)    .01       .02       .05
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ======    ======    ======    ======    ======

Total Return* (b)............................   1.11%      .24%      .89%     1.93%     5.35%(d)
Net Assets at End of the Period (In
  millions)..................................  $370.3    $452.1    $501.4    $458.0    $451.7
Ratio of Expenses to Average Net Assets*
  (c)........................................    .97%      .84%      .69%      .91%      .95%
Ratio of Net Investment Income to Average Net
  Assets*....................................   1.07%      .25%      .89%     1.94%     5.22%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).....................................     N/A      .94%      .85%       N/A       N/A
   Ratio of Net Investment Income to Average
     Net Assets..............................     N/A      .15%      .73%       N/A       N/A

(a) Amount is less than $.01.

(b) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .15% and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended May 31, 2005 and May 31, 2003.

(d) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             YEAR ENDED MAY 31,
CLASS B SHARES                                 ----------------------------------------------
                                                2005      2004      2003      2002      2001
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ------    ------    ------    ------    ------
  Net Investment Income......................     .01       -0-(a)    -0-(a)    .01       .05
  Less Distributions from
    Net Investment Income....................     .01       -0-(a)    -0-(a)    .01       .05
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
                                               ======    ======    ======    ======    ======

Total Return* (b)............................    .59%      .06%      .13%     1.16%     4.66%(d)
Net Assets at End of the Period (In
  millions)..................................  $133.2    $214.0    $349.8    $299.1    $338.7
Ratio of Expenses to Average Net Assets*
  (c)........................................   1.47%     1.04%     1.45%     1.67%     1.58%
Ratio of Net Investment Income to Average Net
  Assets*....................................    .51%      .06%      .13%     1.17%     4.43%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).....................................   1.72%     1.68%     1.61%       N/A       N/A
   Ratio of Net Investment Income/Loss to
     Average Net Assets......................    .26%     (.59%)    (.03%)      N/A       N/A

(a) Amount is less than $.01.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum contingent deferred sales charge (CDSC) of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended May 31, 2005 and May 31, 2003.

(d) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN RESERVE FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              YEAR ENDED MAY 31,
CLASS C SHARES                                     -----------------------------------------
                                                   2005     2004     2003     2002     2001
                                                   -----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........  $1.00    $1.00    $1.00    $1.00    $1.00
                                                   -----    -----    -----    -----    -----
  Net Investment Income..........................    .01      -0-(a)   -0-(a)   .01      .05
  Less Distributions from Net Investment
    Income.......................................    .01      -0-(a)   -0-(a)   .01      .05
                                                   -----    -----    -----    -----    -----
NET ASSET VALUE, END OF THE PERIOD...............  $1.00    $1.00    $1.00    $1.00    $1.00
                                                   =====    =====    =====    =====    =====

Total Return* (b)................................   .64%     .29%(d)  .17%    1.23%    4.57%(f)
Net Assets at End of the Period (In millions)....  $30.5    $51.9    $56.2    $50.7    $63.0
Ratio of Expenses to Average Net Assets* (c).....  1.42%(d)  .89%(d) 1.41%    1.60%    1.69%
Ratio of Net Investment Income to Average Net
  Assets*........................................   .55%(d)  .20%(d)  .22%(e) 1.29%    4.40%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)...  1.68%(d) 1.54%(d) 1.57%      N/A      N/A
   Ratio of Net Investment Income/Loss to Average
    Net Assets...................................   .28%(d) (.44%)(d)  .06%(e)   N/A     N/A

(a) Amount is less than $.01.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .90% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the years ended May 31, 2005 and May 31, 2003.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than .90% (See footnote 4).

(e) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets of .05%.

(f) If certain losses had not been assumed by Van Kampen, total return would have been lower by less than .01%.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Reserve Fund (the "Fund") is organized as a Delaware statutory trust. The Fund is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek protection of capital and high current income. The Fund's investment adviser seeks to achieve this objective through investments in U.S. dollar denominated money market securities. The Fund commenced investment operations on July 12, 1974. The distribution of the Fund's Class B and Class C Shares commenced on April 18, 1995.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2005, the Fund had an

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 continued

accumulated capital loss carryforward for tax purposes of $29,446, which will expire according to the following schedule.

AMOUNT                                                         EXPIRATION
$ 6,107.....................................................  May 31, 2006
  2,334.....................................................  May 31, 2008
    498.....................................................  May 31, 2009
 20,101.....................................................  May 31, 2012
    406.....................................................  May 31, 2013

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends daily from net investment income and automatically reinvests such dividends daily. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end. The Fund distributes capital gains, if any, to shareholders at least annually.

    The tax character of distributions paid during the years ended May 31, 2005 and 2004 was as follows:

                                                                 2005          2004
Distributions paid from:
  Ordinary income...........................................  $5,348,855    $1,457,485

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book and tax difference relating to excise taxes which are not deductible for tax purposes totaling $6,514 was reclassified from accumulated undistributed net investment income to capital. Additionally, a permanent book and tax difference relating to the Fund's investments in other regulated investment companies totaling $1,235 was reclassified from accumulated undistributed net investment income to accumulated net realized loss. Also, a permanent book and tax difference relating to a portion of the capital loss carryforward that expired during the current year totaling $523 was reclassified from accumulated net realized loss to capital.

    As of May 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $227,265

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of post October 31 losses which are not recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended May 31, 2005, the Fund's custody fee was reduced by $53,889 as a result of credits earned on cash balances.

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $250 million..........................................     .450%
Next $500 million...........................................     .375
Next $500 million...........................................     .325
Next $250 million...........................................     .300
Next $250 million...........................................     .275
Next $500 million...........................................     .250
Next $500 million...........................................     .225
Next $12.25 billion.........................................     .200
Next $2.50 billion..........................................     .199
Next $7.50 billion..........................................     .198
Next $5.00 billion..........................................     .197
Over $30.00 billion.........................................     .196

    Effective November 1, 2004, the management fee was reduced from .50% for the first $150 million, .45% for the next $100 million, .40% for the next $100 million, and .35% for any average daily net assets greater than $350 million.

    For the year ended May 31, 2005, the Adviser waived $533,385 of 12b-1 related expenses. This represents .09% of its average daily net assets for the period. This waiver is voluntary in nature and can be discontinued at any time.

    For the year ended May 31, 2005, the Fund recognized expenses of approximately $36,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended May 31, 2005, the Fund recognized expenses of approximately $37,200, representing Van Kampen Investment Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended May 31, 2005, the Fund recognized expenses of approximately $1,512,000 representing transfer agency fees paid to VKIS.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 continued

of those funds selected by the trustees. Investments in such funds of $139,068 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At May 31, 2005, capital aggregated $370,292,632, $133,230,504 and $30,526,009 for Classes A, B, and C, respectively. For the year ended May 31, 2005, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A..................................................   336,114,382    $ 336,114,382
  Class B..................................................    78,125,483       78,125,483
  Class C..................................................    36,867,494       36,867,494
                                                             ------------    -------------
Total Sales................................................   451,107,359    $ 451,107,359
                                                             ============    =============
Dividend Reinvestment:
  Class A..................................................     4,373,354    $   4,373,354
  Class B..................................................       813,344          813,344
  Class C..................................................       185,934          185,934
                                                             ------------    -------------
Total Dividend Reinvestment................................     5,372,632    $   5,372,632
                                                             ============    =============
Repurchases:
  Class A..................................................  (422,294,081)   $(422,294,081)
  Class B..................................................  (159,701,277)    (159,701,277)
  Class C..................................................   (58,406,095)     (58,406,095)
                                                             ------------    -------------
Total Repurchases..........................................  (640,401,453)   $(640,401,453)
                                                             ============    =============

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 continued

    At May 31, 2004, capital aggregated $452,103,856, $213,994,710 and
$51,879,078 for Classes A, B, and C, respectively. For the year ended May 31, 2004, transactions were as follows:

                                                              SHARES             VALUE
Sales:
  Class A...............................................     709,211,529    $   709,211,529
  Class B...............................................     123,174,896        123,174,896
  Class C...............................................      65,988,359         65,988,359
                                                          --------------    ---------------
Total Sales.............................................     898,374,784    $   898,374,784
                                                          ==============    ===============
Dividend Reinvestment:
  Class A...............................................       1,193,912    $     1,193,912
  Class B...............................................         141,612            141,612
  Class C...............................................         110,107            110,107
                                                          --------------    ---------------
Total Dividend Reinvestment.............................       1,445,631    $     1,445,631
                                                          ==============    ===============
Repurchases:
  Class A...............................................    (759,744,855)   $  (759,744,855)
  Class B...............................................    (259,115,928)      (259,115,928)
  Class C...............................................     (70,377,539)       (70,377,539)
                                                          --------------    ---------------
Total Repurchases.......................................  (1,089,238,322)   $(1,089,238,322)
                                                          ==============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended May 31, 2005 and 2004, 13,608,325 and 7,957,431 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended May 31, 2005 and 2004, 203,770 and 186,357 Class C Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 continued

will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended May 31, 2005, Van Kampen, as Distributor for the Fund, received net commissions on redeemed shares which were subject to a CDSC of approximately $617,900. Sales charges do not represent expenses to the Fund.

4. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .15% of Class A average daily net assets and up to .90% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 83% of the annual fees are paid monthly, while 17% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $3,164,400 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended May 31, 2005, are payments retained by Van Kampen of approximately $1,323,000 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $64,200.

5. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual

VAN KAMPEN RESERVE FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2005 continued

Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN RESERVE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Reserve Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Reserve Fund (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Reserve Fund at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
July 7, 2005

VAN KAMPEN RESERVE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 26

VAN KAMPEN RESERVE FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (60)              Trustee       Trustee    Chairman and Chief             82       Trustee/Director/Managing
Blistex Inc.                                 since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (66)            Trustee       Trustee    Prior to January 1999,         80       Trustee/Director/Managing
33971 Selva Road                             since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)               Trustee       Trustee    President of CAC, L.L.C.,      82       Trustee/Director/Managing
CAC, L.L.C.                                  since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Stericycle,
San Diego, CA 92122-6223                                 advisory services. Prior                Inc., Ventana Medical
                                                         to February 2001, Vice                  Systems, Inc., and GATX
                                                         Chairman and Director of                Corporation, and Trustee
                                                         Anixter International,                  of The Scripps Research
                                                         Inc., a global                          Institute. Prior to
                                                         distributor of wire,                    January 2005, Trustee of
                                                         cable and communications                the University of Chicago
                                                         connectivity products.                  Hospitals and Health
                                                         Prior to July 2000,                     Systems. Prior to April
                                                         Managing Partner of                     2004, Director of
                                                         Equity Group Corporate                  TheraSense, Inc. Prior to
                                                         Investment (EGI), a                     January 2004, Director of
                                                         company that makes                      TeleTech Holdings Inc.
                                                         private investments in                  and Arris Group, Inc.
                                                         other companies.                        Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (57)         Trustee       Trustee    Managing Partner of            80       Trustee/Director/Managing
Heidrick & Struggles                         since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1992, Executive Vice
                                                         President of La Salle
                                                         National Bank.

R. Craig Kennedy (53)           Trustee       Trustee    Director and President of      80       Trustee/Director/Managing
1744 R Street, NW                            since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (69)              Trustee       Trustee    Prior to 1998, President       82       Trustee/Director/Managing
736 North Western Avenue                     since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                             Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                    Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (69)             Trustee       Trustee    President of Nelson            80       Trustee/Director/Managing
423 Country Club Drive                       since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (64)       Trustee       Trustee    President Emeritus and         82       Trustee/Director/Managing
1126 E. 59th Street                          since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (63)  Trustee       Trustee    Chief Communications           80       Trustee/Director/Managing
815 Cumberstone Road                         since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN RESERVE FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)         Trustee,      Trustee    President and Chief            80       Trustee/Director/Managing
1221 Avenue of the Americas     President      since     Executive Officer of                    General Partner of funds
New York, NY 10020              and Chief      1999;     funds in the Fund                       in the Fund Complex.
                                Executive    President   Complex. Chairman,
                                Officer      and Chief   President, Chief
                                             Executive   Executive Officer and
                                              Officer    Director of the Adviser
                                             since 2002  and Van Kampen Advisors
                                                         Inc. since December 2002.
                                                         Chairman, President and
                                                         Chief Executive Officer
                                                         of Van Kampen Investments
                                                         since December 2002.
                                                         Director of Van Kampen
                                                         Investments since
                                                         December 1999. Chairman
                                                         and Director of Van
                                                         Kampen Funds Inc. since
                                                         December 2002. President,
                                                         Director and Chief
                                                         Operating Officer of
                                                         Morgan Stanley Investment
                                                         Management since December
                                                         1998. President and
                                                         Director since April 1997
                                                         and Chief Executive
                                                         Officer since June 1998
                                                         of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc.
                                                         Chairman, Chief Executive
                                                         Officer and Director of
                                                         Morgan Stanley
                                                         Distributors Inc. since
                                                         June 1998. Chairman since
                                                         June 1998, and Director
                                                         since January 1998 of
                                                         Morgan Stanley Trust.
                                                         Director of various
                                                         Morgan Stanley
                                                         subsidiaries. President
                                                         of the Morgan Stanley
                                                         Funds since May 1999.
                                                         Previously Chief
                                                         Executive Officer of Van
                                                         Kampen Funds Inc. from
                                                         December 2002 to July
                                                         2003, Chief Strategic
                                                         Officer of Morgan Stanley
                                                         Investment Advisors Inc.
                                                         and Morgan Stanley
                                                         Services Company Inc. and
                                                         Executive Vice President
                                                         of Morgan Stanley
                                                         Distributors Inc. from
                                                         April 1997 to June 1998.
                                                         Chief Executive Officer
                                                         from September 2002 to
                                                         April 2003 and Vice
                                                         President from May 1997
                                                         to April 1999 of the
                                                         Morgan Stanley Funds.

VAN KAMPEN RESERVE FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (59)    Trustee       Trustee    Advisory Director of           82       Trustee/Director/Managing
1221 Avenue of the Americas                  since 1999  Morgan Stanley. Prior to                General Partner of funds
New York, NY 10020                                       December 2002, Chairman,                in the Fund Complex.
                                                         Director, President,
                                                         Chief Executive Officer
                                                         and Managing Director of
                                                         Van Kampen Investments
                                                         and its investment
                                                         advisory, distribution
                                                         and other subsidiaries.
                                                         Prior to December 2002,
                                                         President and Chief
                                                         Executive Officer of
                                                         funds in the Fund
                                                         Complex. Prior to May
                                                         1998, Executive Vice
                                                         President and Director of
                                                         Marketing at Morgan
                                                         Stanley and Director of
                                                         Dean Witter, Discover &
                                                         Co. and Dean Witter
                                                         Realty. Prior to 1996,
                                                         Director of Dean Witter
                                                         Reynolds Inc.

Wayne W. Whalen* (65)           Trustee       Trustee    Partner in the law firm        82       Trustee/Director/Managing
333 West Wacker Drive                        since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                        Meagher & Flom LLP, legal               in the Fund Complex.
                                                         counsel to funds in the                 Director of the Abraham
                                                         Fund Complex.                           Lincoln Presidential
                                                                                                 Library Foundation.

------------------------------------

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN RESERVE FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (66)        Executive Vice            Officer    Executive Vice President and Principal Executive Officer of
1221 Avenue of the Americas   President and            since 2003  funds in the Fund Complex. Chief Executive Officer and
New York, NY 10020            Principal Executive                  Chairman of Investor Services. Managing Director of Morgan
                              Officer                              Stanley. Chief Administrative Officer, Managing Director and
                                                                   Director of Morgan Stanley Investment Advisors Inc., Morgan
                                                                   Stanley Services Company Inc. and Managing Director and
                                                                   Director of Morgan Stanley Distributors Inc. Chief Executive
                                                                   Officer and Director of Morgan Stanley Trust. Executive Vice
                                                                   President and Principal Executive Officer of the
                                                                   Institutional and Retail Morgan Stanley Funds; Director of
                                                                   Morgan Stanley SICAV; previously Chief Global Operations
                                                                   Officer and Managing Director of Morgan Stanley Investment
                                                                   Management Inc.

Joseph J. McAlinden (62)      Executive Vice            Officer    Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

Amy R. Doberman (43)          Vice President            Officer    Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (38)        Vice President            Officer    Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President and Secretary of funds in the Fund Complex.
New York, NY 10020

John L. Sullivan (49)         Chief Compliance          Officer    Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (36)         Chief Financial Officer   Officer    Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Reserve Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  23, 133, 233
                                                                  RES ANR 7/05
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                        RN05-01551P-05/05

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in March 2005. Both editions of Exhibit B are attached.

(d)      Not applicable.

(e)      Not applicable.

(f)

          (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12A.
          (2)  Not applicable.
          (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2005

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $20,000               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $0                    $250,000(2)
                        TAX FEES...................         $1,000(3)             $100,829(4)
                        ALL OTHER FEES...........           $0                    $64,000(5)
              TOTAL NON-AUDIT FEES..........                $1,000                $414,829

              TOTAL..............................           $21,000               $414,829


           2004

                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $19,630               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $0                    $129,000(2)
                        TAX FEES..................          $1,370(3)             $51,314(4)
                        ALL OTHER FEES...........           $0                    $322,160(6)
              TOTAL NON-AUDIT FEES.........                 $1,370                $502,974

              TOTAL..............................           $21,000               $502,974

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

               AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -        Van Kampen Investments Inc.
         -        Van Kampen Asset Management
         -        Van Kampen Advisors Inc.
         -        Van Kampen Funds Inc.
         -        Van Kampen Investor Services Inc.
         -        Morgan Stanley Investment Management Inc.
         -        Morgan Stanley Trust Company
         -        Morgan Stanley Investment Management Ltd.
         -        Morgan Stanley Investment Management Company
         -        Morgan Stanley Asset & Investment Trust Management Company
                  Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Reserve Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2005

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: July 20, 2005